Note Receivable (Details Narrative) - USD ($)					1 Months Ended
	Feb. 28, 2022	Jan. 07, 2022	Jan. 06, 2022	Dec. 08, 2021	Feb. 28, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Debt face amount						$ 2,000,000		$ 525,000	$ 300,000
Next Frontier Pharmaceuticals Inc [Member]
Short-Term Debt [Line Items]
Debt face amount			$ 5,000,000
Debt fund		$ 1,000,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt face amount			$ 1,000,000
Debt term			6 months
Debt interest percentage			8.00%
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member]
Short-Term Debt [Line Items]
Debt face amount				$ 10,000,000
Debt term				6 months
Debt interest percentage				8.00%
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Impairment charge					$ 10,000,000
Twenty Twenty One Earnings [Member]
Short-Term Debt [Line Items]
Impairment charges	$ 10,000,000
Twenty Twenty Two Earnings [Member]
Short-Term Debt [Line Items]
Impairment charges	$ 1,000,000